Share Capital - Additional Information (Details) $ in Thousands, $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
		Apr. 30, 2021 USD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) vote shares		Dec. 31, 2022 USD ($) shares
Share Capital [Line Items]
Warrant exercises into share capital							$ 100
Redeemable units, redeemed during period (in shares) | shares					9,400,000		3,300,000
Decrease in noncontrolling interest (in percent)					3.70%		1.30%
2023 and 2022 Unit and Other Minority Holders
Share Capital [Line Items]
Accrued dividends recognised as distributions to unit holders					$ 15,200		$ 4,900
Dividends recognised as distributions to owners					$ 38,900
2022 and 2021 Unit and Other Minority Interest Holders
Share Capital [Line Items]
Required tax distribution amounts							$ 83,600
Selling, general and administrative expense
Share Capital [Line Items]
Capitalized fees				$ 200
Subordinate Voting Shares (SVS)
Share Capital [Line Items]
Voting rights | vote					1
Issued (in shares) | shares					320,757,119		281,147,586
Subordinate Voting Shares (SVS) | Canacord Genuity Corp.
Share Capital [Line Items]
Proceeds from issue of ordinary shares		$ 100,000
Number of shares issued during period (in shares) | shares					0		0
Subordinate Voting Shares (SVS) | Canacord Genuity Corp. | ATM Offering
Share Capital [Line Items]
Proceeds from issue of ordinary shares			$ 55.0
Proportionate Voting Shares (PVS)
Share Capital [Line Items]
Voting rights | vote					1
Voting rights conversion | vote					200
Issued (in shares) | shares	[1]				18,949,596		20,082,384
Description of stock conversion ratio					0.005
MVS
Share Capital [Line Items]
Voting rights | vote					2,000
Issued (in shares) | shares					500,000		500,000
Special Subordinate Voting Shares (SSVS)
Share Capital [Line Items]
Voting rights | vote					0.00001
Issued (in shares) | shares					1,589	[2]	639
Description of stock conversion ratio					100,000

[1]	[1] Proportionate Voting Shares (“PVS”) presented on an “as-converted” basis to Subordinate Voting Shares (“SVS”) (1-to-200)
[2]	[2] Special Subordinate Voting Shares (“SSVS”) presented on an “as-converted” basis to SVS (1-to-0.00001)